UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Fusion Global Long Short Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Exchange Traded Funds 34.36%	Shares	Market Value
iShares Barclays 20+ Year Treasury Bond	35,000	$3,700,200
PowerShares DB US Dollar Bullish Fund Index	25,000	663,750
iShares Russell 1000 Value Index	12,000	590,280
iShares Russell 2000 Value Index	12,500	589,500
iShares Russell 2000 Growth Index	12,000	587,160
iShares Russell 1000 Growth Index	16,000	585,280
Total Exchange Traded Funds (Cost $6,425,567)		6,716,170

Short-Term Investments 65.49%
AIM STIT - STIC Prime Portfolio	4,268,060	4,268,060
Short Term Treasury Investment	4,268,060	4,268,060
AIM Liquid Assets	4,268,060	4,268,060
Total Short-Term Investments (Cost $12,804,180)		12,804,180

Total Investments 100.00% (Cost $19,229,747)		19,520,350
Other Assets in excess of Liabilities 0.15%		28,810
Net Assets 100.00%		$19,549,160

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$19,520,350	$19,520,350	$0	$0
Total	$19,520,350	$19,520,350	$0	$0

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments	$19,229,747
Gross unrealized appreciation	394,456
Gross unrealized depreciation	(103,853)
Net unrealized appreciation	$290,603

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By  /s/ Joseph Neuberger
                            Joseph Neuberger, President

Date    January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By  /s/ Joseph Neuberger
                            Joseph Neuberger, President

Date    January 20, 2009

By  /s/ John Buckel
                            John Buckel, Treasurer

Date    January 20, 2009